October 30, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard International Equity Index Funds (the “Trust”)
File No. 33-32548
•Vanguard Emerging Markets Stock Index Fund
•Vanguard Pacific Stock Index Fund
•Vanguard European Stock Index Fund
485(a) Filing

Commissioners:
Enclosed is the 103rd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
affecting all share classes of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index
Fund, and Vanguard Emerging Markets Stock Index Fund, each a series of the Trust. This Amendment follows a 485(a) filing we made on October 1, 2015, to add the FTSE Developed Europe All Cap Index
and the FTSE Developed Asia Pacific All Cap Index as the new target indexes for Vanguard European
Stock Index Fund and Vanguard Pacific Stock Index Fund, respectively. The purposes of this
Amendment are to 1) announce that Vanguard Emerging Markets Stock Index Fund will begin tracking the FTSE Emerging Markets All Cap China A Inclusion Transition Index, on an interim basis, as well as reflect the changes incorporated in the 102nd Post-Effective Amendment to the Trust’s
Registration Statement (2) update the financial statements for the Fund, and (3) make a number of non-material editorial changes.
Pursuant to the requirements of rule 485(a)(1), we have designated an effective date of January 21, 2016, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b)
filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610)669-8439.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group

Enclosures
cc: Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission